Commitments and contingencies - Additional Information (Details)		1 Months Ended			12 Months Ended
	Jul. 02, 2019 USD ($)	Oct. 31, 2019 USD ($)	Jul. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 29, 2021 USD ($)
Loss Contingencies [Line Items]
Operating leases rental expense					$ 1,687,000		$ 3,276,000	$ 3,662,000
Future minimum purchase commitment ,2021					808,000
Future minimum purchase commitment ,2022					134,000
Total compensatory and enhanced damages		$ 8,200,000	$ 2,800,000
Claimed damage	$ 8,500,000		$ 21,000	$ 21,000
Group's Employees [Member]
Loss Contingencies [Line Items]
Claimed damage				$ 14,000,000
Maximum
Loss Contingencies [Line Items]
Claimed damage					$ 1,600,000	¥ 10,500,000
Subsequent Event [Member]
Loss Contingencies [Line Items]
Escrowed funds released and refunded									$ 8,200,000